Lattice Strategies Trust

101 Montgomery Street

27th Floor

San Francisco, California 94104

March 31, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re:      Lattice Strategies Trust (“Trust”) (File Nos. 333-199089 and 811-23002)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated March 29, 2017 for the Hartford Multifactor Low Volatility International Equity ETF and Hartford Multifactor Low Volatility US Equity ETF and (ii) the Statement of Additional Information dated March 29, 2017 for all series of the Trust, including Hartford Multifactor Low Volatility International Equity ETF and Hartford Multifactor Low Volatility US Equity ETF do not differ from those contained in Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on March 29, 2017 (Accession No. 0001144204-17-017347).

If you have any questions, please contact me at (617) 662-1742.

Sincerely,

/s/ David James

David James

Secretary of the Trust

cc:	Darek Wojnar
Albert Lee